Reserves - Schedule of Movement in Foreign Currency Translation (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of reserves within equity [abstract]
As of July 1	$ 3,285	$ 2,394
Movement during the year	(402)	891
As of June 30	$ 2,883	$ 3,285